Marketable securities	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable securities

Note 5: - Marketable securities

As of December 31, 2022, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$77,005	$2	$(2,559)	$74,448
Corporate bonds	364,904	7	(8,227)	356,684
Total	$441,909	$9	$(10,786)	$431,132

As of December 31, 2021, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$47,325	$2	$(237)	$47,090
Corporate bonds	390,261	33	(1,710)	388,584
Total	$437,586	$35	$(1,947)	$435,674

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2022:

	Amortized Cost	Fair Value
Due within one year	$245,615	$241,293
Due after one year through two years	196,294	189,839
Total	$441,909	$431,132